Lease Liability	12 Months Ended
Dec. 31, 2025
Lease Liability [Abstract]
LEASE LIABILITY
8.	Lease liability

As at December 31,	2025	2024
Balance, start of year	$433	$91
Additions	317	430
Modifications	-	119
Interest on lease liability recognized in net loss	55	36
Termination of leases	(78)	(3)
Lease payments for the year	(250)	(240)
Balance, end of year	$477	$433

Less current portion	57	216
Long-term lease liability	$420	$217

During the year ended December 31, 2025, the Company recognized $182 (2024 – $369) in rent payments in office and other expense for premises that do not meet the definition of a lease. As at December 31, 2024, the Company was jointly liable for rent payments and used the assets jointly.